AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON AUGUST 12, 2005.

File Nos. 333-88414

811-21096

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. 7  ☒

AND/OR

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 8  ☒

(CHECK APPROPRIATE BOX OR BOXES)

Variable Annuity Account Nine

(Exact Name of Registrant)

AIG SUNAMERICA LIFE ASSURANCE

COMPANY

(“AIG SUNAMERICA LIFE”)

(Name of Depositor)

1 SUNAMERICA CENTER

LOS ANGELES, CALIFORNIA 90067-6022

(Address and Telephone Number of Depositor’s Principal Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (800) 871-2000

CHRISTINE A. NIXON, ESQ.

AIG SUNAMERICA LIFE ASSURANCE COMPANY

1 SUNAMERICA CENTER

LOS ANGELES, CALIFORNIA 90067-6022

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on [INSERT DATE if applicable] pursuant to paragraph (a)(1) of Rule 485

VARIABLE SEPARATE ACCOUNT

Cross Reference Sheet

PART A - PROSPECTUS

Incorporated by reference to Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-88414 and 811-21096, filed on April 25, 2005, Accession No. 0001193125-05-083866.

PART B - STATEMENT OF ADDITIONAL INFORMATION

Incorporated by reference to Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-88414 and 811-21096, filed on April 25, 2005, Accession No. 0001193125-05-083866.

PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

AIG SUNAMERICA LIFE ASSURANCE COMPANY

VARIABLE ANNUITY ACCOUNT NINE

SUPPLEMENT TO THE PROSPECTUSES DATED MAY 2, 2005:

AllianceBernstein Ovation Variable Annuity (O-3122-PRO and O-3122-PRA)

AllianceBernstein Ovation Plus Variable Annuity (O-3121-PRO and O-3121-PRA)

AllianceBernstein Ovation Advantage Variable Annuity (O-2944-PRO and O-2944-PRA)

AllianceBernstein Ovation Advisor Variable Annuity (O-2777-PRO and O-2777-PRA)

The date of the prospectus and Statement of Additional Information (“SAI”) and all references in the prospectus to the Statement of Additional Information are hereby changed to August 12, 2005.

The following new sub-section is added to the OTHER INFORMATION section of the prospectus:

FINANCIAL STATEMENTS

AIG Support Agreement

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

Where You Can Find More Information

The SEC allows us to “incorporate by reference” some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus, and later information that AIG files with the SEC will automatically update and supersede information that is incorporated earlier, as well as the information included directly in this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management’s assessment of the effectiveness of internal control over financial reporting (which is included in Management’s Report on Internal Control Over Financial Reporting) of AIG included in AIG’s Annual Report on Form 10-K for the year ended December 31, 2004, File No.001-08787, in reliance on the report (which contains an explanatory paragraph relating to AIG’s restatement of its 2003 and 2002 consolidated financial statements and an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. All consolidated annual financial statements of AIG (including notes and financial statement schedules thereto) and management’s assessments of the effectiveness of internal control over financial reporting included in any documents or reports filed by AIG under Section 13(a), 13(c), 14, or 15(d) of the Securities Exchange Act of 1934 after the effective date of this prospectus are also incorporated by reference.

The Company and AIG are subject to the informational requirements of the Exchange Act. The Company and AIG file reports and other information with the SEC to meet those requirements. AIG and the Company file this information electronically pursuant to EDGAR, and it is available to the public through the SEC’s website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia

100 F. Street, N.E., Room 1580

Washington, DC 20549

Chicago, Illinois

175 W. Jackson Boulevard

Chicago, IL 60604

New York, New York

3 World Financial, Room 4300

New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company’s Annuity Service Center, as follows:

Annuity Service Center

Delaware Valley Financial Services

P.O. Box 3031

Berwyn, PA 19312-0031

Telephone Number: (800) 255-8402

Dated: August 12, 2005

Please keep this Supplement with your Prospectus.

PART C — OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are incorporated herein by reference to this Registration Statement:

Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004 and the financial statements of Variable Annuity Account Nine at December 31, 2004, and for each of the two years in the period ended December 31, 2004 are incorporated by reference to Form N-4, Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940, File Nos. 333-88414 and 811-21096, filed on April 25, 2005, Accession No. 0001193125-05-083866.

(b) Exhibits

(1)	Resolutions Establishing Separate Account		*
(2)	Custody Agreements		Not Applicable
(3)	(a)	Form of Distribution Contract	*
	(b)	Form of Selling Agreement	*
(4)	Variable Annuity Contract
	(a)	Group Annuity Certificate	*
	(b)	Individual Annuity Contract	*
	(c)	Annual Ratchet Plan (Optional Death Benefit Endorsement)	*
	(d)	Equity Assurance Plan (Optional Death Benefit Endorsement)	*
	(e)	Enhanced Equity Assurance Plan (Optional Death Benefit Endorsement)	*
	(f)	Estate Benefit Payment (Optional Death Benefit Endorsement)	*
	(g)	Accidental Death Benefit (Optional Death Benefit Endorsement)	*
	(h)	IRA Endorsement	*
	(i)	SIMPLE IRA Endorsement	*
	(j)	Tax-Sheltered Annuity Endorsement	*
	(k)	Capital Protector Endorsement	***
	(l)	Annual Ratchet Plan 2003 (Optional Death Benefit Endorsement)	****
	(m)	Equity Assurance Plan 2003 (Optional Death Benefit Endorsement)	****
	(n)	Enhanced Equity Assurance Plan 2003 (Optional Death Benefit Endorsement)	****
	(o)	2003 Standard Death Benefit Endorsement	****
	(p)	Form of Guaranteed Minimum Withdrawal Benefit Endorsement	+
(5)	(a)	Application for Contract	*
	(b)	Participant Enrollment Form	*
(6)	Depositor — Corporate Documents
	(a)	Articles of Incorporation	*
	(a)(1)	Amendment to Articles of Incorporation	**
	(b)	By-Laws	*
(7)	Reinsurance Contract		Not Applicable
(8)	Form of Fund Participation Agreements
	(a)	Alliance Form of Fund Participation Agreement	*
(9)	Opinion of Counsel		*
	Consent of Counsel		Not Applicable
(10)	Consent of Independent Registered Public Accounting Firm		Filed Herewith
(11)	Financial Statements Omitted from Item 23		Not Applicable
(12)	Initial Capitalization Agreement		Not Applicable
(13)	Performance Computations		*
(14)	Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under Common Control with AIG SunAmerica Life, the Depositor of Registrant		++
(15)	(a) Power of Attorney		*
	(b) Power of Attorney		****
(16)	Other
	(a) Guarantee Agreement of American Home Assurance Company		Filed Herewith
	(b) Support Agreement by American International Group, Inc.		Filed Herewith

*	Incorporated by reference to Pre-Effective Amendment Nos. 1 and 1 to File Nos. 333-88414 and 811-21096, filed May 20, 2002, Accession No. 0001172804-02-000007.
**	Incorporated by reference to Post-Effective Amendment No. 16 and 17 to File Nos. 033-86642 and 811-08874, filed April 7, 2003, Accession No. 0000950148-03-000786.
***	Incorporated by reference to Post-Effective Amendment No. 2 and 3 to File Nos. 333-88414 and 811-21096, filed October 20, 2003, Accession No. 0001193125-03-064117.
****	Incorporated by reference to Post-Effective Amendment No. 3 and 4 to File Nos. 333-88414 and 811-21096, filed December 29, 2003, Accession No. 0001193125-03-099742.
+	Incorporated by reference to Form N-4, Post-Effective Amendment No. 4 and 5 to File Nos. 333-88414 and 811-21096, filed April 21, 2004, Accession No. 0001193125-04-066614.
++	Incorporated by reference to Form N-4, Post-Effective Amendment Nos. 6 and 7 to File Nos. 333-88414 and 811-21096, filed on April 25, 2005, Accession No. 000119125-05-083866.

Item 25. Directors and Officers of the Depositor

The officers and directors of AIG SunAmerica Life Assurance Company are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

NAME	POSITION
Jay S. Wintrob	Director, Chief Executive Officer
Jana W. Greer*	Director and President
James R. Belardi	Director and Senior Vice President
Marc H. Gamsin	Director and Senior Vice President
N. Scott Gillis*	Director, Senior Vice President and Chief Financial Officer
Gregory M. Outcalt	Senior Vice President
Edwin R. Raquel*	Senior Vice President and Chief Actuary
Christine A. Nixon	Senior Vice President and Secretary
Stewart R. Polakov*	Senior Vice President and Controller
Michael J. Akers**	Senior Vice President
Mallary L. Reznik	Vice President
Edward T. Texeria*	Vice President
Stephen Stone*	Vice President
Virginia N. Puzon	Assistant Secretary

*	21650 Oxnard Street, Woodland Hills, CA 91367
**	2919 Allen Parkway, Houston, TX 77019

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant

The Registrant is a separate account of AIG SunAmerica Life (Depositor). Depositor is a subsidiary of American International Group, Inc. (“AIG”). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-05-006884, filed May 31, 2005.

Item 27. Number of Contract Owners

As of July 31, 2005, the number of AllianceBernstein Ovation Advantage contracts funded by Variable Annuity Account Nine was 833 of which 378 were qualified contracts and 455 were non-qualified contracts.

Item 28. Indemnification

Section 10-851 of the Arizona Corporations and Associations law permits the indemnification of directors, officers, employees and agents of Arizona corporations. Article Eight of the Company’s Restated Articles of Incorporation, as amended and restated (the “Articles”) and Article Five of the Company’s By-Laws (“By-Laws”) authorize the indemnification of directors and officers to the full extent permit by law, including the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company’s officers and directors are covered by certain directors’ and officers’ liability insurance policies maintained by the Company’s parent. Reference is made to section 10-851 of the Arizona Corporations and Associations Law, Article Eight of the Articles, and Article Five of the By-Laws.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. (“Distributor”) for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or (2) Depositor’s failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor’s failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a)	AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

AIG SunAmerica Life Assurance Company - Variable Separate Account

AIG SunAmerica Life Assurance Company - Variable Annuity Account One

AIG SunAmerica Life Assurance Company - Variable Annuity Account Two

AIG SunAmerica Life Assurance Company - Variable Annuity Account Four

AIG SunAmerica Life Assurance Company - Variable Annuity Account Five

AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven

AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine

First SunAmerica Life Insurance Company - FS Variable Separate Account

First SunAmerica Life Insurance Company - FS Variable Annuity Account One

First SunAmerica Life Insurance Company - FS Variable Annuity Account Two

First SunAmerica Life Insurance Company - FS Variable Annuity Account Five

First SunAmerica Life Insurance Company - FS Variable Annuity Account Nine

Presidential Life Insurance Company - Variable Account One

Anchor Series Trust

Seasons Series Trust

SunAmerica Series Trust

SunAmerica Equity Funds issued by AIG SunAmerica Asset Management Corp. (AIG SAAMCo)

SunAmerica Income Funds issued by AIG SAAMCo

SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo

SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo

SunAmerica Strategic Investment Series, Inc. issued by AIG SAAMCo

SunAmerica Style Select Series, Inc. issued by AIG SAAMCo

VALIC Company I and

VALIC Company II

(b)	Directors, Officers and principal place of business:

Officer/Directors*	Position
Peter A. Harbeck	Director
J. Steven Neamtz	Director, President & Chief Executive Officer
Debbie Potash-Turner	Senior Vice President, Chief Financial Officer & Controller
John T. Genoy	Vice President
James Nichols	Vice President
Thomas Lynch	Chief Compliance Officer
Christine A. Nixon**	Secretary
Virginia N. Puzon**	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.
**	Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c)	AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367 or its record keeper, Delaware Valley Financial Services, LLC, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a) – (d) of the Rule have been complied with.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment Nos. 7 and 8; File Nos. 333-88414 and 811-21096, to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 12th day of August, 2005.

VARIABLE ANNUITY ACCOUNT NINE
(Registrant)

By:	AIG SUNAMERICA LIFE ASSURANCE COMPANY

By:	/s/ JAY S. WINTROB
Jay S. Wintrob, Chief Executive Officer

By:	AIG SUNAMERICA LIFE ASSURANCE COMPANY (Depositor)

By:	/s/ JAY S. WINTROB
Jay S. Wintrob, Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE
JAY S. WINTROB* Jay S. Wintrob	Chief Executive Officer, & Director (Principal Executive Officer)	August 12, 2005

JAMES R. BELARDI* James R. Belardi	Director	August 12, 2005

MARC H. GAMSIN* Marc H. Gamsin	Director	August 12, 2005

N. SCOTT GILLIS* N. Scott Gillis	Senior Vice President, Chief Financial Officer & Director (Principal Financial Officer)	August 12, 2005

JANA W. GREER* Jana W. Greer	Director	August 12, 2005

STEWART R. POLAKOV* Stewart R. Polakov	Senior Vice President & Controller (Principal Accounting Officer)	August 12, 2005

* By: /s/ MALLARY L. REZNIK Mallary L. Reznik Attorney-In-Fact		August 12, 2005

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
(10)	Consent of Independent Registered Public Accounting Firm

(16)(a)	Guarantee Agreement of American Home Assurance Company

(16)(b)	Support Agreement by American International Group, Inc.